Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.4%
Ameriquest Mortgage Securities Trust
Series 2006-R1, Class M1,
1-Month LIBOR + 0.59%, 1.04% (A), 03/25/2036	$ 48,606	$ 48,348
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 1.40% (A), 07/22/2032 (B)	4,300,000	4,273,598
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 5,448,547	5,976,383
Ares European CLO X DAC
Series 10A, Class AR,
3-Month EURIBOR + 0.78%, 0.78% (A), 10/15/2031 (B)	4,400,000	4,826,641
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-W4, Class A2D,
1-Month LIBOR + 0.76%, 1.22% (A), 02/25/2036	$ 2,008,342	1,807,686
Assurant CLO Ltd.
Series 2018-3A, Class AR,
3-Month LIBOR + 1.04%, 1.29% (A), 10/20/2031 (B)	5,500,000	5,453,283
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.43% (A), 03/25/2035	283,604	283,264
Series 2005-HE6, Class M2,
1-Month LIBOR + 1.01%, 1.46% (A), 06/25/2035	106,385	106,266
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.70% (A), 12/25/2036	12,687,769	12,397,376
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 1.12% (A), 10/25/2032	3,451	3,420
Series 2004-1, Class M1,
1-Month LIBOR + 0.98%, 1.43% (A), 06/25/2034	1,124,686	1,138,052
Series 2006-SD3, Class 21A1,
2.67% (A), 07/25/2036	39,006	38,801
BNPP AM CLO DAC
Series 2019-1A, Class AR,
3-Month EURIBOR + 0.82%, 0.82% (A), 07/22/2032 (B)	EUR 4,500,000	4,933,983
BRSP Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.15%, 1.60% (A), 08/19/2038 (B)	$ 5,500,000	5,420,511

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Carlyle US CLO Ltd.
Series 2017-2A, Class A1R,
3-Month LIBOR + 1.05%, 1.30% (A), 07/20/2031 (B)	$ 3,740,000	$ 3,721,102
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.21% (A), 10/24/2030 (B)	5,400,000	5,364,889
CIT Mortgage Loan Trust
Series 2007-1, Class 1A,
1-Month LIBOR + 1.35%, 1.81% (A), 10/25/2037 (B)	1,562,872	1,563,511
Citigroup Mortgage Loan Trust
Series 2007-AMC1, Class A1,
1-Month LIBOR + 0.16%, 0.62% (A), 12/25/2036 (B)	6,706,748	4,341,939
Series 2007-FS1, Class 1A1,
4.33% (A), 10/25/2037 (B)	1,938,426	1,887,543
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.40% (A), 10/25/2034	3,036,663	2,994,548
Countrywide Asset-Backed Certificates
Series 2006-20, Class 1A,
1-Month LIBOR + 0.14%, 0.60% (A), 04/25/2047	2,348,419	2,275,468
Series 2006-24, Class 1A,
1-Month LIBOR + 0.14%, 0.60% (A), 06/25/2047	6,921,470	6,491,192
Series 2006-24, Class 2A3,
1-Month LIBOR + 0.15%, 0.61% (A), 06/25/2047	398,478	397,098
Series 2007-2, Class 2A3,
1-Month LIBOR + 0.14%, 0.60% (A), 08/25/2037	1,569,271	1,553,019
CVC Cordatus Loan Fund XI DAC
Series 11A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 10/15/2031 (B)	EUR 4,400,000	4,842,845
CWABS Asset-Backed Certificates Trust
Series 2004-9, Class MV4,
1-Month LIBOR + 1.58%, 2.03% (A), 11/25/2034	$ 2,378,445	2,358,821
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month SOFR + 1.25%, 1.50% (A), 01/17/2033 (B)	4,500,000	4,484,403
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	8,100,000	8,114,888
First Franklin Mortgage Loan Trust
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.77% (A), 10/25/2036	5,400,000	4,544,058
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.31% (A), 01/21/2028 (B)	4,020,684	4,018,874

Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.09%, 1.18% (A), 07/15/2031 (B)	$ 5,000,000	$ 4,967,890
GSAMP Trust
Series 2005-HE1, Class M2,
1-Month LIBOR + 1.32%, 1.78% (A), 12/25/2034	2,434,393	2,124,302
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 1.06% (A), 11/25/2032	1,283	1,202
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 1.24% (A), 10/25/2034	1,810,178	1,791,865
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.68% (A), 04/25/2037	1,156,201	960,646
KVK CLO Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.14% (A), 01/14/2028 (B)	737,006	736,815
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.25% (A), 07/20/2030 (B)	5,300,000	5,269,021
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 1.38% (A), 07/20/2030 (B)	4,400,000	4,389,532
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.53% (A), 05/15/2028 (B)	1,273,894	1,272,181
Series 2021-CRE5, Class A,
1-Month LIBOR + 1.30%, 1.70% (A), 07/15/2036 (B)	4,000,000	3,929,494
Series 2021-CRE6, Class A,
1-Month LIBOR + 1.30%, 1.70% (A), 11/15/2038 (B)	5,000,000	4,967,482
Madison Park Euro Funding XIV DAC
Series 14A, Class A1R,
3-Month EURIBOR + 0.80%, 0.80% (A), 07/15/2032 (B)	EUR 4,200,000	4,603,731
Magnetite XVIII Ltd.
Series 2016-18A, Class AR2,
3-Month LIBOR + 0.88%, 1.39% (A), 11/15/2028 (B)	$ 4,472,943	4,449,460
Master Asset-Backed Securities Trust
Series 2007-HE2, Class A1,
1-Month LIBOR + 1.15%, 1.61% (A), 08/25/2037	2,397,061	2,282,410
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE9, Class M2,
1-Month LIBOR + 0.93%, 1.39% (A), 11/25/2034	558,508	553,721
Series 2007-HE5, Class A2C,
1-Month LIBOR + 0.25%, 0.71% (A), 03/25/2037	2,363,346	1,203,871

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I, Inc. Trust (continued)
Series 2007-NC2, Class A2C,
1-Month LIBOR + 0.26%, 0.72% (A), 02/25/2037	$ 7,921,231	$ 4,438,348
Newcastle Mortgage Securities Trust
Series 2006-1, Class M5,
1-Month LIBOR + 0.72%, 1.18% (A), 03/25/2036	5,500,000	5,257,741
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.00%, 1.25% (A), 03/17/2030 (B)	4,500,000	4,472,334
Octagon Investment Partners XXI Ltd.
Series 2014-1A, Class AAR3,
3-Month LIBOR + 1.00%, 1.39% (A), 02/14/2031 (B)	5,000,000	4,947,995
Option One Mortgage Loan Trust
Series 2007-2, Class 1A1,
1-Month LIBOR + 0.14%, 0.60% (A), 03/25/2037	4,143,077	3,063,918
Series 2007-5, Class 1A1,
1-Month LIBOR + 0.22%, 0.68% (A), 05/25/2037	6,387,749	4,615,597
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 1.41% (A), 07/20/2032 (B)	5,000,000	4,967,910
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 1.09% (A), 12/25/2035	3,093,783	3,085,172
Series 2006-KS2, Class M3,
1-Month LIBOR + 0.62%, 1.07% (A), 03/25/2036	5,500,000	5,261,309
Series 2006-KS9, Class AI3,
1-Month LIBOR + 0.16%, 0.62% (A), 11/25/2036	58	92
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R,
3-Month LIBOR + 1.14%, 0.00% (A), 08/13/2031 (B)	4,800,000	4,762,810
SLM Student Loan Trust
Series 2003-11, Class A6,
3-Month LIBOR + 0.55%, 1.38% (A), 12/15/2025 (B)	1,191,401	1,189,217
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.30% (A), 10/20/2028 (B)	4,922,893	4,917,463
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.24% (A), 07/25/2030 (B)	5,000,000	4,968,425
Soundview Home Loan Trust
Series 2007-WMC1, Class 3A1,
1-Month LIBOR + 0.11%, 0.57% (A), 02/25/2037	1,115,406	369,250

Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Stratus CLO Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 0.90%, 0.99% (A), 12/28/2029 (B)	$ 5,000,000	$ 4,977,075
Structured Asset Investment Loan Trust
Series 2005-9, Class M1,
1-Month LIBOR + 0.63%, 1.09% (A), 11/25/2035	4,532,982	4,427,918
STWD Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.20%, 1.67% (A), 04/18/2038 (B)	5,300,000	5,256,927
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month LIBOR + 1.02%, 1.26% (A), 10/13/2032 (B)	4,900,000	4,855,062
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 1.23% (A), 04/25/2031 (B)	5,000,000	4,977,890
TICP CLO III-2 Ltd.
Series 2018-3R, Class A,
3-Month LIBOR + 0.84%, 1.09% (A), 04/20/2028 (B)	2,621,694	2,620,003
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 1.70% (A), 02/15/2039 (B)	4,500,000	4,501,872
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	4,808	4,843
Series 2004-20C, Class 1,
4.34%, 03/01/2024	43,695	43,758
Series 2008-20L, Class 1,
6.22%, 12/01/2028	270,460	283,824
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 1.46% (A), 07/30/2032 (B)	4,900,000	4,858,257
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR,
3-Month LIBOR + 0.90%, 1.15% (A), 10/20/2028 (B)	4,923,796	4,907,489
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month LIBOR + 1.05%, 1.30% (A), 07/20/2030 (B)	5,500,000	5,461,296

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wachovia Mortgage Loan Trust
Series 2005-WMC1, Class M2,
1-Month LIBOR + 0.69%, 1.15% (A), 10/25/2035	$ 3,746,881	$ 3,567,095
WaMu Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A3,
1-Month LIBOR + 0.25%, 0.71% (A), 04/25/2037	3,519,552	1,600,492

Total Asset-Backed Securities (Cost $249,755,145)		257,826,815

CORPORATE DEBT SECURITIES - 38.0%
Aerospace & Defense - 1.0%
Boeing Co.
1.43%, 02/04/2024	6,600,000	6,387,927
2.75%, 02/01/2026	5,800,000	5,626,749
Spirit AeroSystems, Inc.
3.95%, 06/15/2023 (C)	4,200,000	4,144,644
Textron, Inc.
2.45%, 03/15/2031 (C)	800,000	724,392

		16,883,712

Airlines - 0.5%
American Airlines Pass-Through Trust
3.35%, 04/15/2031	3,566,517	3,422,529
JetBlue Pass-Through Trust
2.75%, 11/15/2033	3,292,740	3,085,614
United Airlines Pass-Through Trust
4.15%, 10/11/2025	1,425,020	1,429,678

		7,937,821

Automobiles - 0.6%
Nissan Motor Co. Ltd.
3.20%, 09/17/2028 (D)	EUR 4,100,000	4,556,869
4.81%, 09/17/2030 (B)	$ 5,400,000	5,355,814

		9,912,683

Banks - 10.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	6,600,000	6,717,180
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/2023	1,600,000	1,555,319
1.13%, 09/18/2025	1,600,000	1,475,845
Banco Espirito Santo SA
2.63%, 05/08/2017 (D) (E) (F)	EUR 1,600,000	256,650
4.00%, 01/21/2019 (D) (E) (F)	800,000	128,325
Banco Santander SA
3.85%, 04/12/2023	$ 6,800,000	6,892,684
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	5,100,000	4,832,387
Fixed until 10/24/2025, 1.20% (A), 10/24/2026	6,500,000	6,001,280
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.21% (A), 07/20/2023 (B)	8,000,000	8,047,189
Barclays Bank PLC
7.63%, 11/21/2022	756,000	774,901
Barclays PLC
Fixed until 09/15/2023 (G), 7.75% (A)	6,500,000	6,737,477
Fixed until 09/15/2022 (G), 7.88% (A) (D)	GBP 3,000,000	4,009,915

Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$ 5,400,000	$ 4,841,585
Fixed until 02/25/2031 (G), 4.63% (A) (B) (C)	5,200,000	4,673,500
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.95% (A), 09/01/2023	4,300,000	4,314,668
Fixed until 03/17/2025, 3.29% (A), 03/17/2026 (H)	4,400,000	4,386,465
Cooperatieve Rabobank UA
4.38%, 08/04/2025	7,400,000	7,529,400
Danske Bank AS
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B) (I)	4,000,000	4,033,339
Goldman Sachs Group, Inc.
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	4,400,000	4,391,709
ING Groep NV
4.63%, 01/06/2026 (B)	900,000	931,219
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (A), 04/22/2027	5,300,000	4,942,558
Fixed until 04/23/2023, 3.56% (A), 04/23/2024	1,100,000	1,110,652
3.90%, 07/15/2025	6,150,000	6,314,171
Lloyds Bank PLC
Zero Coupon, 04/02/2032 (D) (J)	9,600,000	6,532,224
Mitsubishi UFJ Financial Group, Inc.
3.41%, 03/07/2024 (C)	5,100,000	5,155,629
Mizuho Financial Group, Inc.
Fixed until 07/10/2023, 1.24% (A), 07/10/2024	5,400,000	5,287,013
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	8,100,000	8,197,483
Natwest Group PLC
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	5,000,000	5,007,172
Fixed until 06/25/2023, 4.52% (A), 06/25/2024	5,000,000	5,077,596
PNC Bank NA
2.50%, 08/27/2024	4,000,000	3,971,701
Societe Generale SA
4.25%, 09/14/2023 (B)	6,500,000	6,590,597
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	5,400,000	4,909,194
Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	5,000,000	4,754,739
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	5,300,000	4,992,948
UniCredit SpA
7.83%, 12/04/2023 (B)	5,650,000	5,996,684
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	5,400,000	5,159,199
3-Month LIBOR + 1.23%, 1.53% (A), 10/31/2023	2,000,000	2,009,298

		168,539,895

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050	4,700,000	5,019,056

Biotechnology - 0.1%
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,430,114

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.7%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.04% (A), 06/12/2024 (B)	$ 6,600,000	$ 6,639,622
Fixed until 06/12/2023, 4.21% (A), 06/12/2024 (B)	6,700,000	6,762,640
Deutsche Bank AG
3.30%, 11/16/2022	4,500,000	4,530,337
3.70%, 05/30/2024	8,200,000	8,239,281
Goldman Sachs Group, Inc.
3.00%, 03/15/2024 (B)	4,400,000	4,398,451
3.75%, 05/22/2025	3,500,000	3,556,454
Nomura Holdings, Inc.
2.68%, 07/16/2030	4,200,000	3,817,816
UBS Group AG
4.13%, 09/24/2025 (B)	2,200,000	2,243,899
4.25%, 03/23/2028 (B)	4,900,000	5,005,298

		45,193,798

Chemicals - 0.3%
Syngenta Finance NV
4.44%, 04/24/2023 (B)	5,000,000	5,066,862

Communications Equipment - 0.3%
Motorola Solutions, Inc.
2.30%, 11/15/2030	5,500,000	4,833,996

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	155,587	153,255
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (K)	4,138,034	925,678
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 05/02/2022 (B) (G)	500,930	3,757

		1,082,690

Consumer Finance - 2.9%
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	8,000,000	8,027,709
Ford Motor Credit Co. LLC
1.74%, 07/19/2024	EUR 800,000	868,781
2.33%, 11/25/2025	900,000	976,111
3.25%, 09/15/2025	1,700,000	1,905,336
4.38%, 08/06/2023	$ 5,200,000	5,258,500
4.54%, 03/06/2025	GBP 3,700,000	4,855,468
Hyundai Capital America
0.80%, 04/03/2023 (B)	$ 5,500,000	5,396,627
Nissan Motor Acceptance Co. LLC
2.60%, 09/28/2022 (D)	6,130,000	6,129,379
OneMain Finance Corp.
6.88%, 03/15/2025	5,600,000	5,881,232
Volkswagen Bank GmbH
1.88%, 01/31/2024 (D)	EUR 2,300,000	2,589,995
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (B)	$ 6,500,000	6,487,021

		48,376,159

Diversified Financial Services - 1.1%
Aircastle Ltd.
2.85%, 01/26/2028 (B)	4,400,000	3,959,327
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	3,900,000	3,918,496
5.50%, 12/15/2024 (B)	4,800,000	4,944,933
DAE Funding LLC
1.63%, 02/15/2024 (B)	5,500,000	5,235,508

		18,058,264

Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (B)	$ 5,100,000	$ 4,806,750

Electric Utilities - 3.8%
Alabama Power Co.
1.45%, 09/15/2030	2,400,000	2,081,640
Appalachian Power Co.
2.70%, 04/01/2031	5,300,000	4,914,916
Duke Energy Progress LLC
3.40%, 04/01/2032 (B)	5,000,000	5,032,106
Edison International
3.55%, 11/15/2024	3,900,000	3,915,701
Enel Finance International NV
1.88%, 07/12/2028 (B) (C)	5,300,000	4,785,943
Evergy, Inc.
2.45%, 09/15/2024	1,500,000	1,475,822
FirstEnergy Corp.
4.40%, 07/15/2027	3,100,000	3,117,934
Florida Power & Light Co.
3.70%, 12/01/2047	3,000,000	3,053,319
Greenko Power II Ltd.
4.30%, 12/13/2028 (B)	4,600,000	4,296,630
Jersey Central Power & Light Co.
4.70%, 04/01/2024 (B)	4,700,000	4,808,700
NextEra Energy Capital Holdings, Inc.
2.20%, 12/02/2026	AUD 7,700,000	5,361,056
Pacific Gas & Electric Co.
1.75%, 06/16/2022	$ 4,300,000	4,293,825
3.15%, 01/01/2026	5,100,000	4,916,185
3.30%, 12/01/2027 (E) (F)	300,000	283,397
3.40%, 08/15/2024 (C) (E) (F)	2,000,000	1,982,087
3.45%, 07/01/2025	1,800,000	1,759,499
3.50%, 06/15/2025 (C) (E) (F)	1,000,000	977,794
4.25%, 08/01/2023 (E) (F)	1,700,000	1,717,312
Southern California Edison Co.
3.65%, 06/01/2051	5,400,000	5,023,603

		63,797,469

Entertainment - 0.6%
Electronic Arts, Inc.
1.85%, 02/15/2031	4,200,000	3,689,252
Walt Disney Co.
3.60%, 01/13/2051 (C)	5,600,000	5,533,945

		9,223,197

Equity Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	1,300,000	1,279,821
4.30%, 01/15/2026	4,100,000	4,223,409
American Tower Corp.
2.40%, 03/15/2025	5,100,000	4,966,603
3.38%, 05/15/2024	7,800,000	7,830,897
Boston Properties LP
3.40%, 06/21/2029	6,500,000	6,444,197
Brandywine Operating Partnership LP
3.95%, 11/15/2027	2,500,000	2,506,967
Digital Realty Trust LP
3.70%, 08/15/2027	1,600,000	1,612,213
Federal Realty Investment Trust
3.50%, 06/01/2030 (C)	2,100,000	2,061,135
Hudson Pacific Properties LP
4.65%, 04/01/2029	1,200,000	1,258,376
Kimco Realty Corp.
1.90%, 03/01/2028	5,500,000	4,995,858

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
MPT Operating Partnership LP / MPT Finance Corp.
2.55%, 12/05/2023	GBP 1,000,000	$ 1,300,093
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	$ 5,500,000	5,039,172
Piedmont Operating Partnership LP
3.15%, 08/15/2030	5,500,000	5,142,218
Sabra Health Care LP
3.90%, 10/15/2029	900,000	864,950
SBA Tower Trust
2.33%, 07/15/2052 (B)	4,800,000	4,554,112
Service Properties Trust
4.35%, 10/01/2024	6,500,000	6,266,650
Simon Property Group LP
2.00%, 09/13/2024	6,800,000	6,680,319
Unibail-Rodamco-Westfield SE
1.00%, 03/14/2025 (D)	EUR 4,900,000	5,373,475
Welltower, Inc.
4.25%, 04/15/2028	$ 5,900,000	6,127,313

		78,527,778

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (B)	5,500,000	4,737,758

Gas Utilities - 0.7%
Boston Gas Co.
3.00%, 08/01/2029 (B)	6,150,000	5,843,149
National Fuel Gas Co.
2.95%, 03/01/2031	5,500,000	5,005,642

		10,848,791

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.55%, 03/15/2031	5,300,000	4,951,595
HCA, Inc.
5.38%, 09/01/2026	5,300,000	5,565,000
5.88%, 02/01/2029	100,000	109,301

		10,625,896

Hotels, Restaurants & Leisure - 1.5%
Choice Hotels International, Inc.
3.70%, 12/01/2029	2,400,000	2,348,903
Expedia Group, Inc.
2.95%, 03/15/2031	2,500,000	2,312,690
3.80%, 02/15/2028	1,200,000	1,195,673
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	6,100,000	5,920,721
Marriott International, Inc.
4.15%, 12/01/2023 (C)	7,000,000	7,133,287
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025 (B)	6,200,000	6,200,124

		25,111,398

Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/2024 (B)	4,400,000	4,393,906

Insurance - 0.8%
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (A), 02/04/2032 (B)	4,600,000	4,410,763

Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/2032 (B)	$ 4,300,000	$ 4,339,543
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 5.51% (A), 07/06/2026 (B)	5,500,000	5,245,672

		13,995,978

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital
3-Month LIBOR + 1.65%, 1.97% (A), 02/01/2024	3,500,000	3,568,161
4.46%, 07/23/2022	3,800,000	3,813,936

		7,382,097

Oil, Gas & Consumable Fuels - 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/2031	4,300,000	4,067,230
Chevron Corp.
2.24%, 05/11/2030	5,400,000	5,107,167
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (B)	6,500,000	6,105,971

		15,280,368

Pharmaceuticals - 1.0%
Bayer US Finance II LLC
3.88%, 12/15/2023 (B)	13,800,000	13,950,539
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	3,500,000	3,159,641

		17,110,180

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	6,707,000	5,910,646
3.19%, 11/15/2036 (B)	5,300,000	4,648,452

		10,559,098

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	4,100,000	4,466,415
5.45%, 06/15/2023	1,733,000	1,785,921

		6,252,336

Tobacco - 0.8%
BAT International Finance PLC
3.95%, 06/15/2025 (B)	4,500,000	4,478,617
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	4,420,000	4,328,910
4.25%, 07/21/2025 (B)	4,900,000	4,943,797

		13,751,324

Wireless Telecommunication Services - 0.3%
Sprint Corp.
7.13%, 06/15/2024	200,000	214,510
T-Mobile USA, Inc.
2.55%, 02/15/2031	5,100,000	4,625,343

		4,839,853

Total Corporate Debt Securities (Cost $661,378,517)		634,579,227

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
Chile - 0.3%
Chile Government International Bond
4.34%, 03/07/2042	$ 4,500,000	$ 4,634,865

Israel - 0.4%
Israel Government International Bond
2.75%, 07/03/2030 (C)	6,400,000	6,333,811

Japan - 1.6%
Japan Bank for International Cooperation
2.88%, 07/21/2027	8,500,000	8,556,140
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	8,400,000	8,403,830
3.38%, 09/27/2023 (B)	10,500,000	10,648,091

		27,608,061

Peru - 0.6%
Peru Government International Bond
6.35%, 08/12/2028 (D)	PEN 9,600,000	2,601,776
6.95%, 08/12/2031 (D)	3,000,000	835,831
8.20%, 08/12/2026 (D)	23,000,000	6,748,340

		10,185,947

Qatar - 1.0%
Qatar Government International Bond
4.50%, 04/23/2028 (D)	$ 7,300,000	7,957,000
5.10%, 04/23/2048 (D)	6,900,000	8,436,547

		16,393,547

Republic of South Africa - 1.5%
Republic of South Africa Government Bond
10.50%, 12/21/2026	ZAR 330,000,000	24,611,394

Romania - 0.2%
Romanian Government International Bond
3.62%, 05/26/2030 (C) (D)	EUR 4,200,000	4,538,542

Total Foreign Government Obligations (Cost $92,810,411)		94,306,167

LOAN ASSIGNMENT - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Wyndham Hotels & Resorts, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 2.21% (A), 05/30/2025	$ 4,149,500	4,105,411

Total Loan Assignment (Cost $4,149,500)		4,105,411

MORTGAGE-BACKED SECURITIES - 13.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	5,900,000	5,926,381
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A21,
2.74% (A), 01/25/2036	49,982	46,694
Series 2005-4, Class 1A1,
2.67% (A), 08/25/2035	43,565	34,330
Series 2005-5, Class 2A1,
2.58% (A), 09/25/2035	35,093	32,717

Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2003-J3, Class 2A1,
6.25%, 12/25/2033	$ 12,457	$ 12,432
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.88% (A), 05/25/2035	100,249	95,551
Series 2005-56, Class 5A2,
1-Month LIBOR + 1.54%, 2.00% (A), 11/25/2035	238,806	214,056
Series 2005-62, Class 2A1,
12-MTA + 1.00%, 1.14% (A), 12/25/2035	7,719	6,997
Series 2005-76, Class 1A2,
12-MTA + 2.00%, 2.14% (A), 01/25/2036	4,852,111	4,261,247
Series 2005-80CB, Class 1A1,
6.00%, 02/25/2036	2,204,159	2,134,740
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 1.00% (A), 08/25/2035	3,087,452	2,000,948
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.64% (A), 09/20/2046	1,149,171	1,113,653
Series 2006-OA21, Class A1,
1-Month LIBOR + 0.19%, 0.64% (A), 03/20/2047	1,318,675	1,116,112
Series 2007-9T1, Class 1A10,
6.00%, 05/25/2037	681,791	422,659
Series 2007-HY4, Class 1A1,
2.61% (A), 06/25/2037	530,611	474,798
American Home Mortgage Assets Trust
Series 2007-1, Class A1,
12-MTA + 0.70%, 0.84% (A), 02/25/2047	2,738,344	1,366,788
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 1.40% (A), 06/15/2035 (B)	7,500,000	7,433,254
Banc of America Funding Trust
Series 2005-D, Class A1,
2.73% (A), 05/25/2035	1,217,682	1,241,322
Series 2006-D, Class 5A1,
2.72% (A), 05/20/2036	89,103	86,913
Series 2006-J, Class 4A1,
3.48% (A), 01/20/2047	23,572	22,811
BANK
Series 2022-BNK40, Class A4,
3.51% (A), 03/15/2064	4,300,000	4,333,098
BCAP LLC Trust
Series 2009-RR3, Class 2A2,
2.68% (A), 05/26/2037 (B)	3,652,237	3,263,571
Bear Stearns Alt-A Trust
Series 2005-8, Class 21A1,
2.55% (A), 10/25/2035	975,781	906,975
Series 2006-6, Class 31A1,
3.05% (A), 11/25/2036	1,795,033	1,277,661
Series 2006-6, Class 32A1,
2.88% (A), 11/25/2036	433,117	271,227
Series 2006-8, Class 3A1,
1-Month LIBOR + 0.32%, 0.78% (A), 02/25/2034	182,373	175,576
Series 2006-R1, Class 2E21,
3.08% (A), 08/25/2036	432,743	355,037
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.59% (A), 08/25/2033	141,963	141,562

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust (continued)
Series 2003-8, Class 2A1,
2.09% (A), 01/25/2034	$ 10,588	$ 10,422
Series 2003-8, Class 4A1,
2.48% (A), 01/25/2034	32,351	32,920
Series 2003-9, Class 2A1,
2.74% (A), 02/25/2034	19,084	19,069
Series 2004-10, Class 22A1,
4.56% (A), 01/25/2035	27,993	28,322
Series 2006-4, Class 1A1,
2.96% (A), 10/25/2036	48,627	46,942
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.73% (A), 01/26/2036	143,926	122,545
Series 2007-R6, Class 2A1,
2.34% (A), 12/26/2046	119,157	101,117
Benchmark Mortgage Trust
Series 2022-B33, Class A5,
3.46%, 03/15/2055	4,400,000	4,445,320
Business Mortgage Finance 7 PLC
Series 7X, Class A1,
3-Month GBP LIBOR + 1.00%, 2.89% (A), 02/15/2041 (D)	GBP 701,410	911,455
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 11A1,
3.09% (A), 08/25/2034	$ 2,263	2,288
Series 2005-HY10, Class 5A1,
3.12% (A), 02/20/2036	36,239	30,074
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	6,513,006	6,485,268
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1,
1-Year CMT + 2.10%, 2.19% (A), 09/25/2035	59,477	61,313
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	27,854	28,597
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	5,000,000	4,914,600
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1,
2.50% (A), 06/25/2033	69,280	68,852
CSMC Trust
Series 2008-3R, Class 1A2,
3.18% (A), 07/26/2037 (B)	466,094	395,553
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	6,500,000	6,511,016
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-AR1, Class 2A1,
1.97% (A), 08/25/2035	43,547	42,424
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	5,300,000	4,993,479
Eurosail PLC
Series 2007-3X, Class A3C,
3-Month GBP LIBOR + 0.95%, 1.97% (A), 06/13/2045 (D)	GBP 1,028,000	1,342,735
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.48% (A), 07/15/2038 (B)	$ 5,466,357	5,401,138

Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.77% (A), 08/25/2035	$ 13,696	$ 10,117
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	3,517,266	3,492,609
Series 2016-GS3, Class WMA,
3.60% (A), 10/10/2049 (B)	2,000,000	1,907,951
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	4,703,679	4,364,078
Series 2022-GR2, Class A2,
3.00% (A), 08/26/2052 (B)	5,300,000	5,044,730
GSR Mortgage Loan Trust
Series 2004-12, Class 1A1,
1-Month LIBOR + 0.34%, 0.80% (A), 12/25/2034	133,153	132,628
Series 2005-8F, Class 2A6,
5.50%, 11/25/2035	1,336,961	1,350,941
Series 2005-AR6, Class 2A1,
2.91% (A), 09/25/2035	53,558	54,104
Series 2006-AR1, Class 2A1,
2.87% (A), 01/25/2036	1,121	1,142
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 0.85% (A), 09/19/2046	148,358	133,684
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.24% (A), 05/25/2053 (B)	GBP 17,395,184	22,877,890
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 8,600,000	8,509,646
IndyMac INDX Mortgage Loan Trust
Series 2006-AR35, Class 2A1A,
1-Month LIBOR + 0.17%, 0.63% (A), 01/25/2037	3,645,746	3,634,777
Series 2006-R1, Class A3,
2.94% (A), 12/25/2035	1,846,478	1,777,076
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2021-HTL5, Class A,
1-Month LIBOR + 1.12%, 1.51% (A), 11/15/2038 (B)	5,000,000	4,899,997
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.20%, 0.66% (A), 03/25/2047	4,521,506	4,555,063
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.86% (A), 03/25/2036	218,926	20,428
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
1-Month SOFR + 0.96%, 1.29% (A), 07/15/2036 (B)	4,321,913	4,245,281
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	2,873,015	2,882,978
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	3,788,539	3,822,828

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2021-230P, Class A,
1-Month LIBOR + 1.17%, 1.57% (A), 12/15/2023 (B)	$ 5,000,000	$ 4,950,007
Morgan Stanley Mortgage Loan Trust
Series 2007-14AR, Class 1A3,
3.65% (A), 10/25/2037	675,135	545,911
NACC Reperforming Loan Trust REMIC
Series 2004-R1, Class A1,
6.50%, 03/25/2034 (B)	268,285	254,097
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 1.49% (A), 11/15/2038 (B)	5,000,000	4,907,241
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.35% (A), 01/15/2036 (B)	4,000,000	3,939,920
RALI Trust
Series 2005-QA13, Class 2A1,
3.97% (A), 12/25/2035	1,045,902	960,344
Series 2005-QO3, Class A1,
1-Month LIBOR + 0.80%, 1.26% (A), 10/25/2045	111,994	103,713
Series 2007-QO2, Class A1,
1-Month LIBOR + 0.15%, 0.61% (A), 02/25/2047	2,624,911	1,154,329
Reperforming Loan Trust REMIC
Series 2003-R4, Class 2A,
4.43% (A), 01/25/2034 (B)	206,738	192,460
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	71,465	69,576
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.80% (A), 06/25/2035 (B)	181,422	176,892
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 0.80% (A), 01/25/2036 (B)	1,643,212	1,631,785
Residential Asset Securitization Trust
Series 2007-A2, Class 2A2,
6.50%, 04/25/2037	3,653,211	1,432,573
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	2,575	2,600
Series 2005-SA4, Class 1A21,
3.02% (A), 09/25/2035	264,157	188,688
Ripon Mortgages PLC
Series 1RA, Class A,
SONIA + 0.70%, 0.00% (A), 08/28/2056 (B)	GBP 6,800,000	8,886,563
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.95% (A), 06/12/2044 (D)	$ 5,267,472	4,938,345
Sequoia Mortgage Trust
Series 2004-12, Class A1,
1-Month LIBOR + 0.54%, 0.99% (A), 01/20/2035	295,032	290,106
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 1.21% (A), 10/20/2027	4,469	4,404

Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
SFO Commercial Mortgage Trust
Series 2021-555, Class A,
1-Month LIBOR + 1.15%, 1.55% (A), 05/15/2038 (B)	$ 4,600,000	$ 4,511,756
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.54% (A), 09/25/2034	17,601	17,802
Series 2004-20, Class 3A1,
2.94% (A), 01/25/2035	18,791	18,965
Series 2005-1, Class 1A1,
2.86% (A), 02/25/2035	122,125	122,029
Series 2005-17, Class 3A1,
2.87% (A), 08/25/2035	19,857	19,040
Series 2005-18, Class 3A1,
2.69% (A), 09/25/2035	526,922	398,885
Series 2006-8, Class 1A2,
3.07% (A), 09/25/2036	1,574,230	1,342,562
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.95% (A), 07/19/2035	25,451	24,406
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.95% (A), 07/19/2035	13,180	12,681
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.95% (A), 07/19/2035	38,255	36,888
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 1.02% (A), 02/25/2036	97,953	93,071
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 1.11% (A), 09/19/2032	5,443	5,385
Structured Asset Securities Corp. Trust
Series 2005-5, Class 2A2,
5.50%, 04/25/2035	976,327	937,340
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.99% (A), 07/20/2045 (B)	GBP 17,990,511	23,635,024
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.59% (A), 10/20/2051 (B)	8,147,814	10,721,012
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.38% (A), 09/25/2033	$ 230,559	226,003
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 1.04% (A), 10/25/2045	884,161	873,905
Series 2006-AR10, Class 1A1,
2.89% (A), 09/25/2036	329,230	318,420
Series 2006-AR7, Class 2A,
12-MTA + 0.98%, 1.12% (A), 07/25/2046	61,959	58,830
Series 2007-HY1, Class 1A1,
2.80% (A), 02/25/2037	153,220	143,310
Series 2007-HY1, Class 3A3,
3.11% (A), 02/25/2037	1,555,271	1,523,434

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2007-HY4, Class 2A2,
2.79% (A), 04/25/2037	$ 1,507,640	$ 1,507,466

Total Mortgage-Backed Securities (Cost $229,255,450)		229,660,275

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
Illinois - 0.1%
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	2,000,000	2,244,410

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.78%, 03/15/2028	3,500,000	3,237,240

Total Municipal Government Obligations (Cost $5,604,556)		5,481,650

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.1%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.60% (A), 09/01/2035	20,408	20,970
12-Month LIBOR + 1.87%, 2.12% (A), 09/01/2035	65,716	65,820
1-Year CMT + 2.22%, 2.28% (A), 08/01/2023	2,266	2,266
3.50%, 03/01/2048 - 08/01/2049	1,085,136	1,094,870
4.00%, 12/01/2047 - 04/01/2048	922,008	949,618
5.00%, 04/01/2023 - 09/01/2026	1,200,262	1,225,220
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
1.19% (A), 08/25/2022	15,694,512	39,087
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.75% (A), 12/15/2029	9,425	9,419
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.34% (A), 10/25/2044	355,936	362,736
12-MTA + 1.40%, 1.54% (A), 07/25/2044	169,275	173,869
6.50%, 07/25/2043	34,708	38,799
Federal National Mortgage Association
12-MTA + 1.20%, 1.30% (A), 06/01/2043	35,572	36,210
12-Month LIBOR + 1.31%, 1.56% (A), 12/01/2034	2,225	2,278
6-Month LIBOR + 1.38%, 1.69% (A), 08/01/2035	168,134	168,997
1-Year CMT + 1.81%, 1.83% (A), 08/01/2035	6,412	6,439
6-Month LIBOR + 1.61%, 1.86% (A), 08/01/2036	5,063	5,077
6-Month LIBOR + 1.75%, 1.87% (A), 05/01/2035	44,803	45,149
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	76,225	76,655
1-Year CMT + 2.15%, 2.15% (A), 07/01/2032	2,338	2,341
1-Year CMT + 2.18%, 2.30% (A), 10/01/2035	1,169	1,170
1-Year CMT + 2.22%, 2.33% (A), 01/01/2028	5,927	5,927

Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
1-Year CMT + 2.24%, 2.34% (A), 01/01/2036	$ 1,340,392	$ 1,403,990
3.00%, 08/01/2049	1,199,085	1,179,065
3.50%, 05/01/2049	850,329	858,347
4.00%, 12/01/2040 - 02/01/2048	2,075,113	2,138,030
5.00%, 12/01/2022 - 06/01/2037	2,401,476	2,454,559
5.50%, 01/01/2025 - 09/01/2027	14,844	15,287
Government National Mortgage Association
1-Month LIBOR + 0.58%, 0.69% (A), 06/20/2065	3,211,473	3,207,988
1-Month LIBOR + 0.60%, 0.71% (A), 04/20/2065 - 10/20/2065	27,492,485	27,474,441
1-Month LIBOR + 0.62%, 0.73% (A), 09/20/2065	3,737,489	3,737,407
1-Month LIBOR + 0.70%, 0.81% (A), 10/20/2065	13,863	13,868
1-Month LIBOR + 0.75%, 0.86% (A), 08/20/2067	2,316,322	2,325,094
1-Month LIBOR + 0.77%, 0.88% (A), 10/20/2066	4,664,817	4,683,310
1-Month LIBOR + 0.78%, 0.89% (A), 09/20/2066	6,686,893	6,710,838
1-Month LIBOR + 0.80%, 0.91% (A), 06/20/2066	3,633,237	3,649,291
12-Month LIBOR + 0.80%, 1.03% (A), 09/20/2067	3,102,864	3,107,998
1-Month LIBOR + 0.95%, 1.06% (A), 12/20/2066	1,973,027	1,987,811
3.00%, 11/15/2049	2,749,153	2,720,371
4.00%, 07/15/2049 - 12/15/2049	1,007,482	1,041,595
Uniform Mortgage-Backed Security
2.00%, TBA (I)	2,700,000	2,507,492
2.50%, TBA (I)	12,400,000	11,797,804
3.00%, TBA (I)	290,000,000	282,773,156
3.50%, TBA (I)	115,720,000	115,573,090
5.00%, TBA (I) (L)	400,000	407,630
5.00%, TBA (I)	200,000	204,078

Total U.S. Government Agency Obligations (Cost $487,539,950)		486,305,457

U.S. GOVERNMENT OBLIGATIONS - 18.5%
U.S. Treasury - 18.5%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050	42,300,000	33,595,360
1.63%, 11/15/2050 (M)	16,600,000	13,630,156
1.88%, 02/15/2041	6,900,000	6,152,320
2.75%, 08/15/2042 - 11/15/2042 (M)	10,900,000	11,097,520
2.88%, 05/15/2043 (C) (M)	13,800,000	14,306,719
2.88%, 08/15/2045 (M)	11,700,000	12,224,215
3.00%, 05/15/2045 (M)	21,700,000	23,107,109
3.13%, 08/15/2044 (M)	37,900,000	41,040,074
3.38%, 05/15/2044 (M)	35,400,000	39,811,172
3.75%, 11/15/2043 (M)	5,800,000	6,868,922
4.25%, 05/15/2039 (M)	2,000,000	2,504,297
4.38%, 11/15/2039	800,000	1,017,000
4.50%, 08/15/2039 (M)	3,100,000	4,000,453
4.63%, 02/15/2040	1,100,000	1,441,816
U.S. Treasury Note
1.75%, 09/30/2022 (N) (O) (P) (Q)	5,600,000	5,619,688
1.75%, 06/30/2024 (M)	19,500,000	19,231,875
1.88%, 07/31/2022 (M) (N) (O) (P)	9,400,000	9,434,148
1.88%, 08/31/2022 (M) (N) (P)	16,300,000	16,366,219
2.00%, 10/31/2022 (O)	200,000	200,922
2.25%, 10/31/2024 (M) (N) (O) (P) (Q)	14,500,000	14,424,668
2.25%, 08/15/2027 (C) (M)	34,100,000	33,773,652

Total U.S. Government Obligations (Cost $324,285,352)		309,848,305

	Shares	Value
PREFERRED STOCK - 1.1%
Wireless Telecommunication Services - 1.1%
AT&T Mobility II LLC,
Series A, 7.00% (H) (L)	696,035	$ 18,009,503

Total Preferred Stock (Cost $18,826,297)		18,009,503

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Israel - 0.6%
Bank of Israel Bill - Makam
0.00% (R), 04/06/2022 - 11/02/2022	ILS 30,000,000	9,395,114

Total Short-Term Foreign Government Obligations (Cost $9,323,289)		9,395,114

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Cash Management Bill
0.46% (R), 06/21/2022 (O) (Q)	$ 5,190,000	5,184,512
0.48% (R), 06/21/2022 (O) (Q)	401,000	400,576
0.61% (R), 07/19/2022 (O) (Q)	18,000,000	17,963,213
0.68% (R), 07/19/2022 (O) (Q)	700,000	698,569
U.S. Treasury Bill
0.05% (R), 04/21/2022 (N) (O)	1,749,000	1,748,876
0.10% (R), 04/26/2022 (O) (P)	2,268,000	2,267,799
0.24% (R), 04/26/2022 (P)	486,000	485,957
0.53% (R), 06/23/2022 (Q)	3,500,000	3,496,214

Total Short-Term U.S. Government Obligations (Cost $32,249,583)		32,245,716

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (R)	18,362,648	18,362,648

Total Other Investment Company (Cost $18,362,648)		18,362,648

	Principal	Value
REPURCHASE AGREEMENTS - 0.4%
BNP Paribas SA, 0.28% (R), dated 03/31/2022, to be repurchased at $2,000,016 on 04/01/2022. Collateralized by a U.S. Government Obligation, 0.13%, due 10/15/2025, and with a value of $2,036,106.	$ 2,000,000	2,000,000
Fixed Income Clearing Corp., 0.00% (R), dated 03/31/2022, to be repurchased at $5,473,210 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $5,582,695.	5,473,210	5,473,210

Total Repurchase Agreements (Cost $7,473,210)		7,473,210

Total Investments Before Securities Sold Short (Cost $2,141,013,908)		2,107,599,498

Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
TBA SHORT COMMITMENTS - (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATION - (0.8)%
Uniform Mortgage-Backed Security
2.00%, TBA (I)	$ (9,000,000)	$ (8,562,654)
3.00%, TBA (I)	(5,300,000)	(5,189,989)

Total TBA Short Commitments (Proceeds $(13,747,547))		(13,752,643)

Net Other Assets (Liabilities), Net of Securities Sold Short - (25.2)%		(421,905,047)

Net Assets - 100.0%		$ 1,671,941,808

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - 90-Day Euro Dollar Futures	USD 96.50	12/18/2023	USD	83,900,805	339	$(335,483)	$(455,531)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.41	06/06/2022	USD	409,458,000	4,200,000	$(22,313)	$(29,062)
Call - Uniform Mortgage-Backed Security, TBA	MSC	USD	99.45	06/06/2022	USD	419,207,000	4,300,000	(18,813)	(14,919)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.62	06/06/2022	USD	419,207,000	4,300,000	(19,148)	(13,192)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	96.41	06/06/2022	USD	409,458,000	4,200,000	(26,086)	(32,822)
Put - Uniform Mortgage-Backed Security, TBA	MSC	USD	97.45	06/06/2022	USD	419,207,000	4,300,000	(25,531)	(50,811)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	97.62	06/06/2022	USD	419,207,000	4,300,000	(25,531)	(54,084)

Total								$(137,422)	$(194,890)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 36	BCLY	Pay	6.00	06/15/2022	EUR	9,989,000	$(109,614)	$(26,309)

Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	GSB	3-Month USD-LIBOR	Receive	0.87%	11/02/2022	USD	161,400,000	$(321,540)	$(23,961)
Call - 5-Year	CITI	6-Month EUR-EURIBOR	Receive	0.50	05/16/2022	EUR	12,500,000	(51,140)	(5,742)
Call - 5-Year	CITI	1-Year USD-SOFR	Receive	1.29	04/28/2022	USD	14,700,000	(50,899)	(606)
Put - 1-Year	GSB	3-Month USD-LilBOR	Pay	1.27	11/02/2022	USD	161,400,000	(321,540)	(2,632,796)
Put - 5-Year	CITI	6-Month EUR-EURIBOR	Pay	1.00	05/16/2022	EUR	12,500,000	(51,140)	(106,838)
Put - 5-Year	CITI	1-Year USD-SOFR	Pay	1.79	04/28/2022	USD	14,700,000	(50,899)	(318,397)

Total								$(847,158)	$(3,088,340)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(1,429,677)	$(3,765,070)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AES Corp., 2.45%, 01/15/2031	5.00%	Quarterly	12/20/2025	0.92%	USD	4,500,000	$659,107	$673,287	$(14,180)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.36	USD	3,600,000	41,369	(46,717)	88,086
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.41	USD	4,500,000	59,176	(38,692)	97,868
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.70	USD	4,600,000	54,776	33,475	21,301
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	0.79	USD	500,000	4,831	5,230	(399)
Stellantis NV, 5.25%, 04/15/2023	5.00	Quarterly	12/20/2026	1.38	EUR	3,500,000	647,051	738,423	(91,372)
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	0.79	USD	4,800,000	49,340	105,812	(56,472)
Williams Cos., Inc., 4.55%, 06/24/2024	1.00	Quarterly	12/20/2026	0.72	USD	5,000,000	65,267	33,655	31,612

Total							$1,580,917	$1,504,473	$76,444

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 27	5.00%	Quarterly	06/20/2027	EUR	25,700,000	$2,095,472	$1,785,916	$309,556
Markit iTraxx® Europe Crossover - Series 36	5.00	Quarterly	12/20/2026	EUR	18,700,000	1,661,038	2,277,494	(616,456)

Total						$3,756,510	$4,063,410	$(306,900)

Transamerica Series Trust	Page 12

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
6-Month EUR-EURIBOR	Receive	0.75%	Semi-Annually/Annually	06/15/2032	EUR	100,000,000	$(5,220,664)	$(3,731,771)	$(1,488,893)
6-Month JPY-LIBOR	Pay	0.04	Semi-Annually	04/07/2022	JPY	117,000,000	(208)	41	(249)
6-Month JPY-LIBOR	Pay	0.06	Semi-Annually	04/22/2022	JPY	320,000,000	(837)	72	(909)
6-Month JPY-LIBOR	Pay	0.06	Semi-Annually	05/12/2022	JPY	76,430,000	(175)	28	(203)
6-Month JPY-LIBOR	Receive	0.06	Semi-Annually	06/18/2022	JPY	4,170,000,000	9,598	715,181	(705,583)
6-Month JPY-TONA	Pay	0.30	Semi-Annually/Annually	09/20/2027	JPY	2,830,000,000	(130,212)	(6,254)	(123,958)
6-Month JPY-TONA	Pay	0.35	Semi-Annually/Annually	03/17/2051	JPY	274,000,000	277,907	146,425	131,482
6-Month JPY-TONA	Receive	0.38	Semi-Annually/Annually	06/18/2028	JPY	4,170,000,000	362,130	190,484	171,646
6-Month JPY-TONA	Pay	0.45	Semi-Annually/Annually	03/20/2029	JPY	1,150,000,000	(131,174)	(62,036)	(69,138)
6-Month JPY-TONA	Pay	0.54	Semi-Annually/Annually	03/15/2051	JPY	712,570,000	428,747	7,011	421,736
6-Month JPY-TONA	Pay	0.56	Semi-Annually/Annually	03/17/2051	JPY	626,000,000	350,419	12,425	337,994
6-Month JPY-TONA	Pay	0.57	Semi-Annually/Annually	03/19/2051	JPY	266,000,000	141,198	5,140	136,058
6-Month JPY-TONA	Pay	0.57	Semi-Annually/Annually	04/07/2051	JPY	117,000,000	59,607	1,783	57,824
6-Month JPY-TONA	Pay	0.75	Semi-Annually/Annually	03/20/2038	JPY	234,000,000	(60,221)	29,771	(89,992)
6-Month JPY-TONA	Pay	0.79	Semi-Annually/Annually	11/12/2038	JPY	76,430,000	(23,719)	860	(24,579)
6-Month JPY-TONA	Pay	0.80	Semi-Annually/Annually	10/22/2038	JPY	320,000,000	(107,353)	5,059	(112,412)
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	31,800,000	6,934,747	6,743,529	191,218
12-Month GBP-SONIA	Receive	0.80	Annually	03/15/2032	GBP	17,300,000	(1,780,581)	(219)	(1,780,362)
12-Month JPY-TONA	Receive	0.00	Annually/Maturity	04/07/2022	JPY	117,000,000	(204)	(1)	(203)
12-Month JPY-TONA	Receive	0.00	Annually/Maturity	04/22/2022	JPY	320,000,000	(497)	(5)	(492)
12-Month JPY-TONA	Receive	0.00	Annually/Maturity	05/12/2022	JPY	76,430,000	(126)	(1)	(125)
12-Month JPY-TONA	Pay	0.00	Annually/Maturity	06/18/2022	JPY	4,170,000,000	7,987	110	7,877
12-Month JPY-TONA	Pay	0.05	Annually	12/15/2031	JPY	32,000,000	6,015	4,951	1,064
12-Month JPY-TONA	Pay	0.20	Annually	02/08/2032	JPY	300,000,000	21,666	—	21,666
12-Month JPY-TONA	Pay	0.23	Annually	02/09/2032	JPY	185,000,000	9,882	—	9,882
12-Month JPY-TONA	Pay	0.25	Annually	02/10/2032	JPY	123,000,000	3,776	—	3,776
12-Month JPY-TONA	Pay	0.80	Annually	06/15/2052	JPY	160,000,000	(9,215)	(2,073)	(7,142)
12-Month JPY-TONA	Pay	0.90	Annually	03/15/2052	GBP	6,400,000	1,099,242	104	1,099,138
12-Month USD -SOFR	Receive	1.40	Annually/Maturity	12/07/2024	USD	54,100,000	(639,047)	20,185	(659,232)
12-Month USD-SOFR	Receive	1.32	Annually/Maturity	12/21/2023	USD	235,200,000	(3,259,174)	(1,236,042)	(2,023,132)
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	350,000,000	(286,387)	—	(286,387)

Total							$(1,936,873)	$2,844,757	$(4,781,630)

Transamerica Series Trust	Page 13

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	12/20/2026	1.77%	USD	4,300,000	$(142,351)	$(202,295)	$59,944
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	06/20/2027	1.92	USD	2,300,000	(99,795)	(129,079)	29,284
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00	Quarterly	06/20/2027	1.92	USD	800,000	(34,711)	(38,219)	3,508
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	1.05	USD	6,400,000	(4,765)	(113,233)	108,468
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	1.94	USD	7,500,000	(307,958)	(329,635)	21,677
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	1.94	USD	5,000,000	(205,300)	(225,078)	19,778

Total								$(794,880)	$(1,037,539)	$242,659

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)	Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Home Equity ABS Index - Series 6-2	BCLY	0.11%	Monthly	05/25/2046	USD 1,994,158	$20,159	$(400,390)	$420,549

								Value
OTC Swap Agreements, at value (Assets)								$20,159
OTC Swap Agreements, at value (Liabilities)								$(794,880)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	223	06/30/2022	$26,233,367	$25,575,313	$—	$(658,054)
10-Year U.S. Treasury Note	1,323	06/21/2022	167,307,560	162,563,625	—	(4,743,935)
U.S. Treasury Ultra Bond	45	06/21/2022	8,291,317	7,970,625	—	(320,692)

Total					$—	$(5,722,681)

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Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(475)	06/30/2022	$(100,545,359)	$(100,662,891)	$—	$(117,532)
German Euro Bund	(729)	06/08/2022	(129,564,509)	(127,952,321)	1,612,188	—
German Euro BUXL	(30)	06/08/2022	(6,439,005)	(6,179,511)	259,494	—
OTC Put Options Exercise Price EUR 131.5 on German Euro Bund Futures	(102)	04/22/2022	(46,250)	(306,354)	—	(260,104)

Total					$1,871,682	$(377,636)

Total Futures Contracts					$1,871,682	$(6,100,317)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/05/2022	PEN	13,012,239	USD	3,439,843	$96,366	$—
BCLY	04/18/2022	USD	3,436,346	PEN	13,012,239	—	(95,693)
BCLY	05/18/2022	GBP	1,861,000	USD	2,453,185	—	(9,107)
BNP	04/04/2022	USD	18,129,674	BRL	102,486,000	—	(3,369,672)
BNP	04/04/2022	USD	148,315	CAD	188,000	—	(2,065)
BNP	04/04/2022	BRL	102,486,000	USD	21,631,559	—	(132,213)
BNP	05/18/2022	USD	54,979,294	EUR	48,458,000	1,281,401	—
BNP	05/18/2022	EUR	6,412,000	USD	7,172,971	—	(67,625)
BNP	06/15/2022	USD	122,966	ILS	399,799	—	(2,617)
BNP	06/15/2022	CLP	33,272,770	USD	40,625	1,115	—
BNP	07/01/2022	MXN	191,200,000	USD	9,140,715	314,255	—
BNP	07/05/2022	USD	16,687,003	BRL	95,730,000	—	(2,872,951)
BNP	08/09/2022	USD	8,665,489	MXN	190,347,000	—	(675,819)
BNP	10/05/2022	USD	2,107,338	PEN	8,602,364	—	(189,542)
BOA	04/05/2022	USD	3,110,892	PEN	13,012,239	—	(425,317)
BOA	05/02/2022	PEN	12,902,976	USD	3,456,000	41,936	—
BOA	05/18/2022	USD	89,986,142	GBP	66,555,000	2,578,476	—
BOA	05/18/2022	USD	6,303,735	JPY	765,600,000	7,813	—
BOA	05/18/2022	GBP	3,836,000	USD	5,063,990	—	(26,115)
BOA	05/18/2022	EUR	1,055,000	USD	1,175,317	—	(6,237)
BOA	07/21/2022	USD	2,091,192	PEN	8,401,781	—	(169,027)
BOA	07/26/2022	USD	1,623,190	PEN	6,560,286	—	(140,733)
CITI	04/04/2022	USD	233,063	BRL	1,104,207	1,424	—
CITI	04/04/2022	BRL	1,104,207	USD	211,319	20,319	—
CITI	04/06/2022	USD	5,340,332	ILS	17,500,000	—	(144,076)

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Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	04/11/2022	PEN	13,386,092	USD	3,572,482	$63,333	$—
CITI	05/18/2022	AUD	9,816,000	USD	7,368,326	—	(17,558)
CITI	05/31/2022	USD	380,578	PEN	1,572,965	—	(44,732)
CITI	06/15/2022	USD	83,532	ILS	274,000	—	(2,536)
CITI	11/08/2022	USD	1,843,314	PEN	7,316,484	—	(104,080)
CITI	12/12/2022	USD	3,476,455	PEN	13,386,092	—	(75,280)
GSB	04/04/2022	USD	222,847	BRL	1,104,207	—	(8,792)
GSB	04/04/2022	BRL	1,104,207	USD	233,063	—	(1,424)
GSB	04/11/2022	USD	3,363,847	PEN	13,386,092	—	(271,969)
GSB	05/03/2022	BRL	1,104,207	USD	221,131	8,658	—
GSB	06/15/2022	USD	17,108,683	ZAR	262,173,458	—	(658,290)
GSB	07/05/2022	USD	36,541,530	BRL	208,400,000	—	(6,039,629)
GSB	07/05/2022	BRL	304,130,000	USD	58,740,705	3,400,408	—
GSB	11/02/2022	USD	4,036,777	ILS	12,500,000	84,038	—
HSBC	04/18/2022	PEN	13,012,239	USD	3,460,242	71,797	—
HSBC	04/27/2022	USD	3,456,565	PEN	13,012,239	—	(72,606)
HSBC	05/03/2022	PEN	1,822,748	USD	489,000	5,092	—
HSBC	05/18/2022	USD	6,087,183	EUR	5,603,000	—	(121,684)
HSBC	05/18/2022	USD	15,328,391	JPY	1,876,500,000	—	(103,033)
HSBC	05/18/2022	JPY	2,655,575,124	USD	23,029,078	—	(1,190,920)
HSBC	05/18/2022	NOK	34,380,000	USD	3,865,364	38,015	—
HSBC	05/18/2022	EUR	2,949,000	USD	3,257,442	10,441	—
JPM	04/04/2022	USD	22,386,859	BRL	106,886,000	—	(35,512)
JPM	04/04/2022	BRL	106,886,000	USD	20,863,970	1,558,401	—
JPM	05/18/2022	USD	5,203,851	AUD	7,308,000	—	(268,786)
JPM	05/18/2022	NOK	113,410,000	USD	12,736,005	140,147	—
JPM	05/18/2022	GBP	903,000	USD	1,210,678	—	(24,755)
UBS	05/18/2022	NOK	70,472,025	USD	7,915,271	85,862	—
UBS	06/15/2022	USD	7,096,056	ZAR	110,604,000	—	(399,357)

Total						$9,809,297	$(17,769,752)

INVESTMENT VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$257,826,815	$—	$257,826,815
Corporate Debt Securities	—	634,579,227	—	634,579,227
Foreign Government Obligations	—	94,306,167	—	94,306,167
Loan Assignment	—	4,105,411	—	4,105,411
Mortgage-Backed Securities	—	229,660,275	—	229,660,275
Municipal Government Obligations	—	5,481,650	—	5,481,650
U.S. Government Agency Obligations	—	486,305,457	—	486,305,457
U.S. Government Obligations	—	309,848,305	—	309,848,305
Preferred Stock	—	18,009,503	—	18,009,503
Short-Term Foreign Government Obligations	—	9,395,114	—	9,395,114
Short-Term U.S. Government Obligations	—	32,245,716	—	32,245,716
Other Investment Company	18,362,648	—	—	18,362,648
Repurchase Agreements	—	7,473,210	—	7,473,210

Total Investments	$18,362,648	$2,089,236,850	$—	$2,107,599,498

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$5,337,427	$—	$5,337,427
Centrally Cleared Interest Rate Swap Agreements	—	9,712,921	—	9,712,921
Over-the-Counter Credit Default Swap Agreements	—	20,159	—	20,159
Futures Contracts (X)	1,871,682	—	—	1,871,682
Forward Foreign Currency Contracts (X)	—	9,809,297	—	9,809,297

Total Other Financial Instruments	$1,871,682	$24,879,804	$—	$26,751,486

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Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(13,752,643)	$—	$(13,752,643)

Total Securities Sold Short	$—	$(13,752,643)	$—	$(13,752,643)

Other Financial Instruments
Exchange-Traded Options Written	$(455,531)	$—	$—	$(455,531)
Over-the-Counter Options Written	—	(194,890)	—	(194,890)
Over-the-Counter Credit Default Swaptions Written	—	(26,309)	—	(26,309)
Over-the-Counter Interest Rate Swaptions Written	—	(3,088,340)	—	(3,088,340)
Centrally Cleared Interest Rate Swap Agreements	—	(11,649,794)	—	(11,649,794)
Over-the-Counter Credit Default Swap Agreements	—	(794,880)	—	(794,880)
Futures Contracts (X)	(6,100,317)	—	—	(6,100,317)
Forward Foreign Currency Contracts (X)	—	(17,769,752)	—	(17,769,752)

Total Other Financial Instruments	$(6,555,848)	$(33,523,965)	$—	$(40,079,813)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $583,911,054, representing 34.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $72,181,272, collateralized by cash collateral of $18,362,648 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $55,326,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $67,887,403, representing 4.1% of the Portfolio’s net assets.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2022, the total value of such securities is $5,345,565, representing 0.3% of the Portfolio’s net assets.
(F)	Non-income producing securities.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Restricted securities. At March 31, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 03/17/2025, 3.29%, 03/17/2026	03/10/2022	$4,400,000	$4,386,465	0.2%
Preferred Stock	AT&T Mobility II LLC Series A, 7.00%	09/24/2020	18,826,297	18,009,503	1.1

Total			$23,226,297	$22,395,968	1.3%

Transamerica Series Trust	Page 17

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2022; the maturity date disclosed is the ultimate maturity date.
(K)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $18,417,133, representing 1.1% of the Portfolio’s net assets.
(M)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2022 was $13,438 at a weighted average interest rate of 0.10%.
(N)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $2,608,809.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $15,157,213.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $16,906,096.
(Q)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $10,225,488.
(R)	Rates disclosed reflect the yields at March 31, 2022.
(S)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

Transamerica Series Trust	Page 18

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ABS	Asset-Backed Securities
BRL-CDI	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TONA	Tokyo Overnight Average

Transamerica Series Trust	Page 19

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Total Return VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 20

Transamerica PIMCO Total Return VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 21